Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Tables) - XCEL 401(k)	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution	Xcel Energy 401(k) Savings Plan, EIN 41-0448030, Plan 003
Attachment to Form 5500, Schedule H, Part IV, Line 4(a):

	Nonexempt Prohibited Transactions			Corrected Under VFCP and PTE** 2002-51
	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP*
Check here if late participant loan contributions are included: X

2024 delinquent participant contributions (a)	$—	$3,882,636	$—	$—

See accompanying report of the Independent Registered Public Accounting Firm
* Voluntary Fiduciary Correction Program (VFCP)
** Prohibited Transaction Exemption (PTE)
(a)Lost earnings associated with the late contributions were remitted on July 3, 2024.
EBP, Schedule of Delinquent Participant Contribution	Xcel Energy 401(k) Savings Plan, EIN 41-0448030, Plan 003
Attachment to Form 5500, Schedule H, Part IV, Line 4(a):

	Nonexempt Prohibited Transactions			Corrected Under VFCP and PTE** 2002-51
	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP*
Check here if late participant loan contributions are included: X

2024 delinquent participant contributions (a)	$—	$3,882,636	$—	$—

See accompanying report of the Independent Registered Public Accounting Firm
* Voluntary Fiduciary Correction Program (VFCP)
** Prohibited Transaction Exemption (PTE)
(a)Lost earnings associated with the late contributions were remitted on July 3, 2024.